Fair Value Measurements - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Jan. 01, 2023	Apr. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Derivative [Line Items]
Deferred net gain on derivatives included in accumulated other comprehensive income	$ 20,282	$ 20,021	$ 20,465	$ 20,021	$ 20,399	$ 18,356	$ 21,721
Equity investments without readily determinable fair values		66		66	74
Net change	214		(281)	(980)	(901)	845
Gain On Derivatives & Hedges
Derivative [Line Items]
Deferred net gain on derivatives included in accumulated other comprehensive income	48	$ 9	(5)	9	(1)	(1)	$ (2)
Net change	$ 39		$ (4)	$ 10	$ 0	$ 1
Minimum
Derivative [Line Items]
Contract term	12 months			12 months
Maximum
Derivative [Line Items]
Contract term	18 months			18 months
Tranche 1
Derivative [Line Items]
Contract term	5 years
Tranche 2
Derivative [Line Items]
Contract term	10 years
Tranche 3
Derivative [Line Items]
Contract term	30 years
Interest rate swaps | Tranche 1
Derivative [Line Items]
Contract term	5 years	5 years
Interest rate swaps | Tranche 2
Derivative [Line Items]
Contract term	10 years	10 years
Interest rate swaps | Tranche 3
Derivative [Line Items]
Contract term	30 years	30 years